Cost of Revenue - Schedule of Disaggregated Cost of Revenues (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cost of Revenue [Abstract]
Staff cost	$ 24,127,135	$ 3,106,087	$ 22,124,133	$ 23,348,617
Depreciation of property and equipment	254,962	32,823	402,421	529,770
Lease expense	9,553,419	1,229,890	9,964,742	11,021,459
Translation expenses	15,398,955	1,982,434	19,496,992	19,616,221
Printing expenses	6,747,171	868,619	10,687,486	11,487,684
Water and electricity supply expenses	1,502,292	193,402	1,688,236	1,711,496
Repair and maintenance	1,188,767	153,040	901,076	878,875
Others	2,655,463	341,859	3,009,196	5,253,040
Total cost of revenue	$ 61,428,164	$ 7,908,154	$ 68,274,282	$ 73,847,162